Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Revenue and Other Income [Abstract]
Schedule of Analysis of Revenue	An analysis of revenue is as follows:
	2023	2022	2021
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	75,794,855	64,930,368	59,301,412
Insurance commission income	3,362,745	1,665,997	907,338
Marketing income	1,026,223	1,079,027	1,355,760
Events income	487,258	456,864	317,971

	80,671,081	68,132,256	61,882,481

Schedule of Disaggregated Revenue Information	Disaggregated revenue information
	2023	2022	2021
	US$	US$	US$
Geographical markets
Hong Kong	26,947,177	22,247,140	18,189,703
Singapore	32,069,713	23,467,954	22,838,695
Philippines	14,169,389	9,857,822	6,051,517
Taiwan	6,742,747	11,027,139	13,401,188
Malaysia	738,053	1,282,194	1,270,665
Other Asia	4,002	250,007	130,713

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

Timing of revenue recognition
At a point in time	3,362,745	1,665,997	907,338
Over time	77,308,336	66,466,259	60,975,143

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

By vertical
Credit cards	60,257,595	49,430,329	46,658,459
Personal loans and mortgages	10,166,389	9,718,621	7,924,050
Insurance	5,853,092	2,661,822	1,228,525
Other verticals	4,394,005	6,321,484	6,071,447

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

Schedule of Revenue from Customers	Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:
	2023	2022	2021
	US$	US$	US$

Customer A	17,713,000	33,260,000	36,541,000

Customer B	11,801,000	N/A*	N/A*

Customer C	9,614,000	N/A*	7,567,000
*	The customers generated less than 10% of the total revenue of the Group during the year.

Schedule of Analysis of Other Income	An analysis of other income is as follows:
	2023	2022	2021
	US$	US$	US$
Other income
Bank interest income	859,454	15,905	5,207
Interest income on refundable rental deposit	13,049	12,138	9,527
Government grants	-	-	108,369
Gain on disposal of items of property and equipment, net	3,690	4,539	542
Gain on derecognition of convertible loan and bridge loan	-	135,031	-
Others	1,321	13,896	17,080
	877,514	181,509	140,725